Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 23, 2020 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020 (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Emerging Markets Value Fund (the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised to remove all references to L. Baxter Hines as portfolio manager of the Fund.

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Manager.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 23, 2020 to the

Statement of Additional Information (“SAI”)

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020

Disclosure Relating to AllianzGI NFJ Emerging Markets Value Fund (the “Fund”)

Effective immediately, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to L. Baxter Hines as a portfolio manager of the Fund.

Please retain this Supplement for future reference.